UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2007
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Cambridge Investments, Ltd.
Address:      802 West Broadway
              Jackson, Wyoming  83001


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

/s/ John R. Tozzi                 Jackson, Wyoming            February 26, 2008
-----------------                 ----------------            -----------------
  [Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

1.       Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                  1
                                                 ---------

Form 13F Information Table Entry Total:             15
                                                 ---------

Form 13F Information Table Value Total:          $265,757
                                                ---------
                                               (thousands)




List of Other Included Managers:

1.       Cambridge Investment Partners, LLC

                                                                                               Invest-
                                                      Market                                    ment
                          Title of                    Value      Market    Sh or   Sh or  Put/ Discre-  Other      Voting Authority
Description               Class         Cusip        (*1000)     Value    Prn Amt   Prn   Call  tion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL      COM        13342B105    26,486,517    26,487    550,312   SH        DEFINED    1      550,312
DIAMOND OFFSHORE
  DRILLING INC             COM        25271C102    26,159,950    26,160    184,225   SH        DEFINED    1      184,225
ENSCO INTERNATIONAL INC    COM        26874Q100     9,360,340     9,360    157,000   SH        DEFINED    1      157,000
HALLIBURTON CO             COM        406216101    23,926,934    23,927    631,151   SH        DEFINED    1      631,151
HELIX ENERGY SOLUTIONS
  GROUP INC                COM        42330P107    15,286,110    15,286    368,340   SH        DEFINED    1      368,340
NOBLE DRILLING CORP        COM        G65422100    22,723,406    22,723    402,113   SH        DEFINED    1      402,113
NEWFIELD EXPLORATION CO    COM        651290108     6,387,240     6,387    121,200   SH        DEFINED    1      121,200
NATIONAL-OILWELL INC       COM        637071101    24,431,474    24,431    332,582   SH        DEFINED    1      332,582
ROWAN COMPANIES INC        COM        779382100     2,522,757     2,523     63,932   SH        DEFINED    1       63,932
TRANSOCEAN INC.            COM        G90073100    34,888,804    34,889    243,722   SH        DEFINED    1      243,722
SMITH INTERNATIONAL INC    COM        832110100     8,884,155     8,884    120,300   SH        DEFINED    1      120,300
SCHLUMBERGER LTD           COM        806857108    28,778,439    28,778    292,553   SH        DEFINED    1      292,553
SOUTHWESTERN ENERGY CO     COM        845467109     7,010,245     7,010    125,812   SH        DEFINED    1      125,812
ULTRA PETROLEUM CORP       COM        903914109     9,463,669     9,464    132,359   SH        DEFINED    1      132,359
WEATHERFORD
  INTERNATIONAL INC        COM        G95089101    19,446,728    19,447    283,480   SH        DEFINED    1      283,480
                                                                320,346